Warrants - Schedule of Activity of Our Warrants (Details)	12 Months Ended
Dec. 31, 2025 shares
Incentive Warrants [Member]
Schedule of Activity of Our Warrants [Abstract]
Outstanding at December 31, 2024
Outstanding at December 31, 2025
Issuances	20,913,089
Assumption
Exercises	(20,453,945)
Redemption	(459,144)
Public Warrants [Member]
Schedule of Activity of Our Warrants [Abstract]
Outstanding at December 31, 2024
Outstanding at December 31, 2025	9,675,384
Issuances
Assumption	10,479,990
Exercises	(804,606)
Redemption
Private Warrants [Member]
Schedule of Activity of Our Warrants [Abstract]
Outstanding at December 31, 2024
Outstanding at December 31, 2025
Issuances
Assumption	6,792,000
Exercises	(6,792,000)
Redemption